Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies

The following is a schedule by years of future repurchase contingencies under the leases as of three months ended March 31, 2025:

Fiscal Year	Amount
Remainder of 2025	$3,990
2026	22,256
2027	24,130
2028	5,200
2029	5,704
Thereafter	—
$61,280

The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31, 2024:

Fiscal Year	Amount
2025	$8,893
2026	25,618
2027	22,666
2028	5,362
2029	5,852
$68,391